Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		$ (127.1)	$ (103.1)	$ (115.2)
Change in Fair Value Recognized in AOCI		(28.0)	(20.7)	(7.8)
Commodity
Vertically Integrated Utilities Revenues		9,012.4	9,069.9	9,396.8
Generation & Marketing Revenues		180.7	124.6	44.9
Purchased Electricity for Resale		2,821.4	2,760.1	2,085.9
Other Operation Expense		2,956.9	2,703.9	2,766.6
Maintenance Expense		1,237.7	1,325.3	1,328.0
Interest Rate
Depreciation and Amortization Expense		1,962.3	2,009.7	1,897.6
Interest Expense		877.2	873.9	868.0
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		(1.7)	(14.3)	30.7
Income Tax Expense (Benefit)		73.7	(919.6)	(902.6)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(1.2)	(9.3)	19.9
Other Comprehensive Income (Loss), Net of Tax		(29.2)	(30.0)	12.1
Pension and OPEB Adjustment Related to Mitchell Plant			6.0
Ending Balance in AOCI		(156.3)	(127.1)	(103.1)
Securities Available for Sale [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		7.1	7.7	6.8
Change in Fair Value Recognized in AOCI		1.3	(0.6)	0.9
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		0.0	0.0	0.0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax		1.3	(0.6)	0.9
Pension and OPEB Adjustment Related to Mitchell Plant			0.0
Ending Balance in AOCI		8.4	7.1	7.7
Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		139.9	138.7	133.9
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		0.9	1.8	7.4
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0.6	1.2	4.8
Other Comprehensive Income (Loss), Net of Tax		0.6	1.2	4.8
Pension and OPEB Adjustment Related to Mitchell Plant			0.0
Ending Balance in AOCI		140.5	139.9	138.7
Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(251.7)	(232.0)	(233.1)
Change in Fair Value Recognized in AOCI		(14.7)	(25.7)	1.1
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		0.0	0.0	0.0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax		(14.7)	(25.7)	1.1
Pension and OPEB Adjustment Related to Mitchell Plant			6.0
Ending Balance in AOCI		(266.4)	(251.7)	(232.0)
Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Other Comprehensive Income (Loss), Net of Tax		(29.2)	(30.0)	12.1
Pension and OPEB Adjustment Related to Mitchell Plant			6.0
Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(5.2)	1.6	0.2
Change in Fair Value Recognized in AOCI		(14.6)	5.6	(9.8)
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		(5.0)	(19.0)	17.2
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(3.3)	(12.4)	11.2
Other Comprehensive Income (Loss), Net of Tax		(17.9)	(6.8)	1.4
Pension and OPEB Adjustment Related to Mitchell Plant			0.0
Ending Balance in AOCI		(23.1)	(5.2)	1.6
Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(17.2)	(19.1)	(23.0)
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		2.4	2.9	6.1
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		1.5	1.9	3.9
Other Comprehensive Income (Loss), Net of Tax		1.5	1.9	3.9
Pension and OPEB Adjustment Related to Mitchell Plant			0.0
Ending Balance in AOCI		(15.7)	(17.2)	(19.1)
Reclassifications from Accumulated Other Comprehensive Income [Member]
Commodity
Generation & Marketing Revenues		(21.4)	(48.1)	59.1
Purchased Electricity for Resale		16.4	29.1	(39.1)
Regulatory Assets/(Liabilities), Net	[1]			(2.8)
Interest Rate
Interest Expense		2.4	2.9	6.1
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		(19.4)	(19.5)	(20.6)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		20.3	21.3	28.0
Income Tax Expense (Benefit)		(0.5)	(5.0)	10.8
Reclassifications from Accumulated Other Comprehensive Income [Member] | Securities Available for Sale [Member]
Commodity
Generation & Marketing Revenues		0.0	0.0	0.0
Purchased Electricity for Resale		0.0	0.0	0.0
Regulatory Assets/(Liabilities), Net	[1]			0.0
Interest Rate
Interest Expense		0.0	0.0	0.0
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0.0	0.0	0.0
Income Tax Expense (Benefit)		0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Commodity
Generation & Marketing Revenues		0.0	0.0	0.0
Purchased Electricity for Resale		0.0	0.0	0.0
Regulatory Assets/(Liabilities), Net	[1]			0.0
Interest Rate
Interest Expense		0.0	0.0	0.0
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		(19.4)	(19.5)	(20.6)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		20.3	21.3	28.0
Income Tax Expense (Benefit)		0.3	0.6	2.6
Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Commodity
Generation & Marketing Revenues		0.0	0.0	0.0
Purchased Electricity for Resale		0.0	0.0	0.0
Regulatory Assets/(Liabilities), Net	[1]			0.0
Interest Rate
Interest Expense		0.0	0.0	0.0
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0.0	0.0	0.0
Income Tax Expense (Benefit)		0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Generation & Marketing Revenues		(21.4)	(48.1)	59.1
Purchased Electricity for Resale		16.4	29.1	(39.1)
Regulatory Assets/(Liabilities), Net	[1]			(2.8)
Interest Rate
Interest Expense		0.0	0.0	0.0
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0.0	0.0	0.0
Income Tax Expense (Benefit)		(1.7)	(6.6)	6.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Commodity
Generation & Marketing Revenues		0.0	0.0	0.0
Purchased Electricity for Resale		0.0	0.0	0.0
Regulatory Assets/(Liabilities), Net	[1]			0.0
Interest Rate
Interest Expense		2.4	2.9	6.1
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0.0	0.0	0.0
Income Tax Expense (Benefit)		0.9	1.0	2.2
Appalachian Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(2.8)	5.0	2.9
Change in Fair Value Recognized in AOCI		(3.5)	(5.7)	4.4
Commodity
Vertically Integrated Utilities Revenues		2,847.4	2,805.6	2,899.4
Generation & Marketing Revenues		11.7	10.1	9.2
Purchased Electricity for Resale		329.3	395.2	456.6
Other Operation Expense		486.7	405.4	427.7
Maintenance Expense		275.0	263.3	259.3
Interest Rate
Depreciation and Amortization Expense		388.5	388.8	400.9
Interest Expense		188.5	192.3	209.6
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		(3.2)	(3.2)	(3.5)
Income Tax Expense (Benefit)		(199.1)	(194.3)	(154.9)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(2.1)	(2.1)	(2.3)
Other Comprehensive Income (Loss), Net of Tax		(5.6)	(7.8)	2.1
Ending Balance in AOCI		(8.4)	(2.8)	5.0
Appalachian Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		17.4	19.2	20.5
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		(2.1)	(2.8)	(2.0)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(1.4)	(1.8)	(1.3)
Other Comprehensive Income (Loss), Net of Tax		(1.4)	(1.8)	(1.3)
Ending Balance in AOCI		16.0	17.4	19.2
Appalachian Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(23.8)	(18.1)	(20.8)
Change in Fair Value Recognized in AOCI		(3.5)	(5.7)	2.7
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		0.0	0.0	0.0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax		(3.5)	(5.7)	2.7
Ending Balance in AOCI		(27.3)	(23.8)	(18.1)
Appalachian Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Other Comprehensive Income (Loss), Net of Tax		(5.6)	(7.8)	2.1
Appalachian Power Co [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		0.0	0.0	0.1
Change in Fair Value Recognized in AOCI		0.0	0.0	1.7
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		0.0	0.0	(2.7)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0.0	0.0	(1.8)
Other Comprehensive Income (Loss), Net of Tax		0.0	0.0	(0.1)
Ending Balance in AOCI		0.0	0.0	0.0
Appalachian Power Co [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		3.6	3.9	3.1
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		(1.1)	(0.4)	1.2
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(0.7)	(0.3)	0.8
Other Comprehensive Income (Loss), Net of Tax		(0.7)	(0.3)	0.8
Ending Balance in AOCI		2.9	3.6	3.9
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Commodity
Purchased Electricity for Resale				(0.5)
Regulatory Assets/(Liabilities), Net	[1]			(2.2)
Interest Rate
Interest Expense		(1.1)	(0.4)	1.2
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		(5.1)	(5.1)	(5.1)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		3.0	2.3	3.1
Income Tax Expense (Benefit)		(1.1)	(1.1)	(1.2)
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Commodity
Purchased Electricity for Resale				0.0
Regulatory Assets/(Liabilities), Net	[1]			0.0
Interest Rate
Interest Expense		0.0	0.0	0.0
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		(5.1)	(5.1)	(5.1)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		3.0	2.3	3.1
Income Tax Expense (Benefit)		(0.7)	(1.0)	(0.7)
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Commodity
Purchased Electricity for Resale				0.0
Regulatory Assets/(Liabilities), Net	[1]			0.0
Interest Rate
Interest Expense		0.0	0.0	0.0
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0.0	0.0	0.0
Income Tax Expense (Benefit)		0.0	0.0	0.0
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Purchased Electricity for Resale				(0.5)
Regulatory Assets/(Liabilities), Net	[1]			(2.2)
Interest Rate
Interest Expense		0.0	0.0	0.0
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0.0	0.0	0.0
Income Tax Expense (Benefit)		0.0	0.0	(0.9)
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Commodity
Purchased Electricity for Resale				0.0
Regulatory Assets/(Liabilities), Net	[1]			0.0
Interest Rate
Interest Expense		(1.1)	(0.4)	1.2
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0.0	0.0	0.0
Income Tax Expense (Benefit)		(0.4)	(0.1)	0.4
Indiana Michigan Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(16.7)	(14.3)	(15.5)
Change in Fair Value Recognized in AOCI		(0.8)	(3.5)	0.6
Commodity
Vertically Integrated Utilities Revenues		2,062.3	2,073.3	2,149.1
Generation & Marketing Revenues		17.0	6.7	2.0
Purchased Electricity for Resale		198.7	195.8	96.8
Other Operation Expense		572.0	553.4	586.0
Maintenance Expense		205.6	212.0	228.5
Interest Rate
Depreciation and Amortization Expense		191.7	198.4	200.2
Interest Expense		100.8	90.2	93.5
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		2.0	1.7	0.9
Income Tax Expense (Benefit)		(67.5)	(96.1)	(79.6)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		1.3	1.1	0.6
Other Comprehensive Income (Loss), Net of Tax		0.5	(2.4)	1.2
Ending Balance in AOCI		(16.2)	(16.7)	(14.3)
Indiana Michigan Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		5.1	5.1	4.9
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		0.0	0.0	0.3
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0.0	0.0	0.2
Other Comprehensive Income (Loss), Net of Tax		0.0	0.0	0.2
Ending Balance in AOCI		5.1	5.1	5.1
Indiana Michigan Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(8.5)	(5.0)	(4.5)
Change in Fair Value Recognized in AOCI		(0.8)	(3.5)	(0.5)
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		0.0	0.0	0.0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax		(0.8)	(3.5)	(0.5)
Ending Balance in AOCI		(9.3)	(8.5)	(5.0)
Indiana Michigan Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Other Comprehensive Income (Loss), Net of Tax		0.5	(2.4)	1.2
Indiana Michigan Power Co [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		0.0	0.0	0.1
Change in Fair Value Recognized in AOCI		0.0	0.0	1.1
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		0.0	0.0	(1.8)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0.0	0.0	(1.2)
Other Comprehensive Income (Loss), Net of Tax		0.0	0.0	(0.1)
Ending Balance in AOCI		0.0	0.0	0.0
Indiana Michigan Power Co [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(13.3)	(14.4)	(16.0)
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		2.0	1.7	2.4
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		1.3	1.1	1.6
Other Comprehensive Income (Loss), Net of Tax		1.3	1.1	1.6
Ending Balance in AOCI		(12.0)	(13.3)	(14.4)
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Commodity
Purchased Electricity for Resale				(0.8)
Regulatory Assets/(Liabilities), Net	[1]			(1.0)
Interest Rate
Interest Expense		2.0	1.7	2.4
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		(0.8)	(0.9)	(0.8)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0.8	0.9	1.1
Income Tax Expense (Benefit)		0.7	0.6	0.3
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Commodity
Purchased Electricity for Resale				0.0
Regulatory Assets/(Liabilities), Net	[1]			0.0
Interest Rate
Interest Expense		0.0	0.0	0.0
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		(0.8)	(0.9)	(0.8)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0.8	0.9	1.1
Income Tax Expense (Benefit)		0.0	0.0	0.1
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Commodity
Purchased Electricity for Resale				0.0
Regulatory Assets/(Liabilities), Net	[1]			0.0
Interest Rate
Interest Expense		0.0	0.0	0.0
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0.0	0.0	0.0
Income Tax Expense (Benefit)		0.0	0.0	0.0
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Purchased Electricity for Resale				(0.8)
Regulatory Assets/(Liabilities), Net	[1]			(1.0)
Interest Rate
Interest Expense		0.0	0.0	0.0
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0.0	0.0	0.0
Income Tax Expense (Benefit)		0.0	0.0	(0.6)
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Commodity
Purchased Electricity for Resale				0.0
Regulatory Assets/(Liabilities), Net	[1]			0.0
Interest Rate
Interest Expense		2.0	1.7	2.4
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0.0	0.0	0.0
Income Tax Expense (Benefit)		0.7	0.6	0.8
Ohio Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		4.3	5.6	7.1
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Commodity
Generation & Marketing Revenues		6.5	8.5	6.8
Purchased Electricity for Resale		663.1	635.0	282.0
Other Operation Expense		706.8	630.3	594.8
Maintenance Expense		148.0	166.8	196.0
Interest Rate
Depreciation and Amortization Expense		238.6	217.5	213.7
Interest Expense		112.2	127.8	128.3
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		(1.9)	(2.0)	(2.3)
Income Tax Expense (Benefit)		(143.8)	(126.5)	(132.2)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(1.3)	(1.3)	(1.5)
Other Comprehensive Income (Loss), Net of Tax		(1.3)	(1.3)	(1.5)
Ending Balance in AOCI		3.0	4.3	5.6
Ohio Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		58.4	58.4	58.4
Change in Fair Value Recognized in AOCI			0.0	0.0
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax			0.0	0.0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax			0.0	0.0
Other Comprehensive Income (Loss), Net of Tax			0.0	0.0
Ending Balance in AOCI			58.4	58.4
Ohio Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(58.4)	(58.4)	(58.4)
Change in Fair Value Recognized in AOCI			0.0	0.0
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax			0.0	0.0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax			0.0	0.0
Other Comprehensive Income (Loss), Net of Tax			0.0	0.0
Ending Balance in AOCI			(58.4)	(58.4)
Ohio Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Other Comprehensive Income (Loss), Net of Tax		(1.3)	(1.3)	(1.5)
Ohio Power Co [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		0.0	0.0	0.1
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		0.0	0.0	(0.2)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0.0	0.0	(0.1)
Other Comprehensive Income (Loss), Net of Tax		0.0	0.0	(0.1)
Ending Balance in AOCI		0.0	0.0	0.0
Ohio Power Co [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		4.3	5.6	7.0
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		(1.9)	(2.0)	(2.1)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(1.3)	(1.3)	(1.4)
Other Comprehensive Income (Loss), Net of Tax		(1.3)	(1.3)	(1.4)
Ending Balance in AOCI		3.0	4.3	5.6
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Commodity
Regulatory Assets/(Liabilities), Net	[1]			(0.2)
Interest Rate
Interest Expense		(1.9)	(2.0)	(2.1)
Pension and OPEB
Income Tax Expense (Benefit)		(0.6)	(0.7)	(0.8)
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Commodity
Regulatory Assets/(Liabilities), Net	[1]			0.0
Interest Rate
Interest Expense			0.0	0.0
Pension and OPEB
Income Tax Expense (Benefit)			0.0	0.0
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Commodity
Regulatory Assets/(Liabilities), Net	[1]			0.0
Interest Rate
Interest Expense			0.0	0.0
Pension and OPEB
Income Tax Expense (Benefit)			0.0	0.0
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Regulatory Assets/(Liabilities), Net	[1]			(0.2)
Interest Rate
Interest Expense		0.0	0.0	0.0
Pension and OPEB
Income Tax Expense (Benefit)		0.0	0.0	(0.1)
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Commodity
Regulatory Assets/(Liabilities), Net	[1]			0.0
Interest Rate
Interest Expense		(1.9)	(2.0)	(2.1)
Pension and OPEB
Income Tax Expense (Benefit)		(0.6)	(0.7)	(0.7)
Public Service Co Of Oklahoma [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		4.2	5.0	5.8
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Commodity
Vertically Integrated Utilities Revenues		1,242.8	1,331.4	1,340.3
Generation & Marketing Revenues		4.4	3.2	4.2
Purchased Electricity for Resale		441.2	316.9	385.0
Other Operation Expense		288.5	268.4	262.8
Maintenance Expense		106.9	104.6	108.0
Interest Rate
Depreciation and Amortization Expense		130.2	117.5	101.0
Interest Expense		51.2	58.6	54.6
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		(1.2)	(1.2)	(1.2)
Income Tax Expense (Benefit)		(54.4)	(51.3)	(50.6)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(0.8)	(0.8)	(0.8)
Other Comprehensive Income (Loss), Net of Tax		(0.8)	(0.8)	(0.8)
Ending Balance in AOCI		3.4	4.2	5.0
Public Service Co Of Oklahoma [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Other Comprehensive Income (Loss), Net of Tax		(0.8)	(0.8)	(0.8)
Public Service Co Of Oklahoma [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		0.0	0.0	0.1
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		0.0	0.0	(0.1)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0.0	0.0	(0.1)
Other Comprehensive Income (Loss), Net of Tax		0.0	0.0	(0.1)
Ending Balance in AOCI		0.0	0.0	0.0
Public Service Co Of Oklahoma [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		4.2	5.0	5.7
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		(1.2)	(1.2)	(1.1)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(0.8)	(0.8)	(0.7)
Other Comprehensive Income (Loss), Net of Tax		(0.8)	(0.8)	(0.7)
Ending Balance in AOCI		3.4	4.2	5.0
Public Service Co Of Oklahoma [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Commodity
Regulatory Assets/(Liabilities), Net	[1]			(0.1)
Interest Rate
Interest Expense		(1.2)	(1.2)	(1.1)
Pension and OPEB
Income Tax Expense (Benefit)		(0.4)	(0.4)	(0.4)
Public Service Co Of Oklahoma [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Regulatory Assets/(Liabilities), Net	[1]			(0.1)
Interest Rate
Interest Expense		0.0	0.0	0.0
Pension and OPEB
Income Tax Expense (Benefit)		0.0	0.0	0.0
Public Service Co Of Oklahoma [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Commodity
Regulatory Assets/(Liabilities), Net	[1]			0.0
Interest Rate
Interest Expense		(1.2)	(1.2)	(1.1)
Pension and OPEB
Income Tax Expense (Benefit)		(0.4)	(0.4)	(0.4)
Southwestern Electric Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(9.4)	(7.5)	(8.5)
Change in Fair Value Recognized in AOCI		(1.0)	(2.9)	(0.3)
Commodity
Vertically Integrated Utilities Revenues		1,721.5	1,762.3	1,817.9
Generation & Marketing Revenues		2.0	2.0	2.2
Purchased Electricity for Resale		142.4	110.6	178.1
Other Operation Expense		331.7	294.5	272.8
Maintenance Expense		149.7	155.9	149.2
Interest Rate
Depreciation and Amortization Expense		196.5	192.0	185.1
Interest Expense		119.7	119.9	126.1
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		1.6	1.6	2.0
Income Tax Expense (Benefit)		(52.1)	(84.8)	(66.4)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		1.0	1.0	1.3
Other Comprehensive Income (Loss), Net of Tax		0.0	(1.9)	1.0
Ending Balance in AOCI		(9.4)	(9.4)	(7.5)
Southwestern Electric Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		2.6	3.6	4.5
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		(1.1)	(1.5)	(1.4)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(0.7)	(1.0)	(0.9)
Other Comprehensive Income (Loss), Net of Tax		(0.7)	(1.0)	(0.9)
Ending Balance in AOCI		1.9	2.6	3.6
Southwestern Electric Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(2.9)	0.0	0.3
Change in Fair Value Recognized in AOCI		(1.0)	(2.9)	(0.3)
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		0.0	0.0	0.0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax		(1.0)	(2.9)	(0.3)
Ending Balance in AOCI		(3.9)	(2.9)	0.0
Southwestern Electric Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Other Comprehensive Income (Loss), Net of Tax			(1.9)	1.0
Southwestern Electric Power Co [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		0.0	0.0	0.0
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		0.0	0.0	(0.1)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax		0.0	0.0	0.0
Ending Balance in AOCI		0.0	0.0	0.0
Southwestern Electric Power Co [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(9.1)	(11.1)	(13.3)
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		2.7	3.1	3.5
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		1.7	2.0	2.2
Other Comprehensive Income (Loss), Net of Tax		1.7	2.0	2.2
Ending Balance in AOCI		(7.4)	(9.1)	(11.1)
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Commodity
Regulatory Assets/(Liabilities), Net	[1]			(0.1)
Interest Rate
Interest Expense		2.7	3.1	3.5
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		(1.8)	(1.9)	(1.9)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0.7	0.4	0.5
Income Tax Expense (Benefit)		0.6	0.6	0.7
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Commodity
Regulatory Assets/(Liabilities), Net	[1]			0.0
Interest Rate
Interest Expense		0.0	0.0	0.0
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		(1.8)	(1.9)	(1.9)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0.7	0.4	0.5
Income Tax Expense (Benefit)		(0.4)	(0.5)	(0.5)
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Commodity
Regulatory Assets/(Liabilities), Net	[1]			0.0
Interest Rate
Interest Expense		0.0	0.0	0.0
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0.0	0.0	0.0
Income Tax Expense (Benefit)		0.0	0.0	0.0
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Regulatory Assets/(Liabilities), Net	[1]			(0.1)
Interest Rate
Interest Expense		0.0	0.0	0.0
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0.0	0.0	0.0
Income Tax Expense (Benefit)		0.0	0.0	(0.1)
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Commodity
Regulatory Assets/(Liabilities), Net	[1]			0.0
Interest Rate
Interest Expense		2.7	3.1	3.5
Pension and OPEB
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0.0	0.0	0.0
Income Tax Expense (Benefit)		$ 1.0	$ 1.1	$ 1.3

[1]	(a)Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.